Common shares (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangements [Abstract]
Summary of activity for awards of restricted stock
The following is a summary of activity for awards of restricted stock during the years ended December 31, 2024 and 2023:

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding and non-vested, December 31, 2022	2,705,989	$21.63
Granted	1,817,750	55.61
Vested	(1,280,179)	27.11
Forfeited	(12,500)	24.27
Outstanding and non-vested, December 31, 2023	3,231,060	$38.57
Granted	1,472,800	71.49
Vested	(905,643)	27.40
Forfeited	(4,334)	69.38
Outstanding and non-vested, December 31, 2024	3,793,883	$53.98

Summary of future stock compensation expense
Assuming that all the restricted stock will vest, the stock compensation expense in future periods, including that related to restricted stock issued in prior periods will be:

In thousands of U.S. dollars	Employees	Directors	Total
For the year ending December 31, 2025	57,305	1,340	58,645
For the year ending December 31, 2026	39,826	331	40,157
For the year ending December 31, 2027	18,535	—	18,535
For the year ending December 31, 2028	5,126	—	5,126
	$120,792	$1,671	$122,463

Summary of dividend payments
The following dividends were paid during the years ended December 31, 2024, 2023, and 2022.

Dividends	Date
per share	Paid
$0.10	March 15, 2022
$0.10	June 15, 2022
$0.10	September 15, 2022
$0.10	December 15, 2022
$0.20	March 31, 2023
$0.25	June 30, 2023
$0.25	September 15, 2023
$0.35	December 15, 2023
$0.40	March 27, 2024
$0.40	June 28, 2024
$0.40	September 13, 2024
$0.40	December 13, 2024